Payments, by Government - 12 months ended Jun. 30, 2024 - ZAR (R) R in Millions		Taxes	Royalties	Fees	Total Payments
Total		R 2,419	R 1,259	R 84	R 3,762
SOUTH AFRICA
Total		2,412	1,172	13	3,597
PAPUA NEW GUINEA
Total	[1]	7	87	71	165
Avgold Limited [Member]
Total			18	1	19
Avgold Limited [Member] | SOUTH AFRICA | South African Revenue Service [Member]
Total			18		18
Avgold Limited [Member] | SOUTH AFRICA | National Nuclear Regulator [Member]
Total				1	1
Chemwes (Proprietary) Limited [Member]
Total				1	1
Chemwes (Proprietary) Limited [Member] | SOUTH AFRICA | National Nuclear Regulator [Member]
Total				1	1
Covalant Water Company (Proprietary) Limited [Member]
Total				1	1
Covalant Water Company (Proprietary) Limited [Member] | SOUTH AFRICA | National Nuclear Regulator [Member]
Total				1	1
Freegold (Harmony) (Proprietary) Limited [Member]
Total		226	170	3	399
Freegold (Harmony) (Proprietary) Limited [Member] | SOUTH AFRICA | South African Revenue Service [Member]
Total		226	170		396
Freegold (Harmony) (Proprietary) Limited [Member] | SOUTH AFRICA | National Nuclear Regulator [Member]
Total				3	3
Golden Core Trade and Invest (Proprietary) Limited [Member]
Total		1,144	432	1	1,577
Golden Core Trade and Invest (Proprietary) Limited [Member] | SOUTH AFRICA | South African Revenue Service [Member]
Total		1,144	432		1,576
Golden Core Trade and Invest (Proprietary) Limited [Member] | SOUTH AFRICA | National Nuclear Regulator [Member]
Total				1	1
Harmony Gold Mining Company Limited [Member]
Total		177	91	2	270
Harmony Gold Mining Company Limited [Member] | SOUTH AFRICA | South African Revenue Service [Member]
Total		177	91		268
Harmony Gold Mining Company Limited [Member] | SOUTH AFRICA | National Nuclear Regulator [Member]
Total				2	2
Harmony Moab Khotsong Operations (Proprietary) Limited [Member]
Total		620	255	2	877
Harmony Moab Khotsong Operations (Proprietary) Limited [Member] | SOUTH AFRICA | South African Revenue Service [Member]
Total		620	255		875
Harmony Moab Khotsong Operations (Proprietary) Limited [Member] | SOUTH AFRICA | National Nuclear Regulator [Member]
Total				2	2
Kalahari Goldridge Mining Company Limited [Member]
Total		38	48		86
Kalahari Goldridge Mining Company Limited [Member] | SOUTH AFRICA | South African Revenue Service [Member]
Total		38	48		86
Randfontein Estates Limited [Member]
Total		24	158	1	183
Randfontein Estates Limited [Member] | SOUTH AFRICA | South African Revenue Service [Member]
Total		24	158		182
Randfontein Estates Limited [Member] | SOUTH AFRICA | National Nuclear Regulator [Member]
Total				1	1
Tswelopele Beneficiation Operation (Proprietary) Limited [Member]
Total		183		1	184
Tswelopele Beneficiation Operation (Proprietary) Limited [Member] | SOUTH AFRICA | South African Revenue Service [Member]
Total		183			183
Tswelopele Beneficiation Operation (Proprietary) Limited [Member] | SOUTH AFRICA | National Nuclear Regulator [Member]
Total				1	1
Morobe Consolidated Goldfields Limited [Member]
Total		7	87	71	165
Morobe Consolidated Goldfields Limited [Member] | PAPUA NEW GUINEA | Papua New Guinea Internal Revenue [Member]
Total		R 7	R 87	R 71	R 165

[1]
When payments are made in A$ or Kina, they were converted into Rand using the weighted average of exchange rates during the reporting period. The weighted average exchange rate for the period from July 1, 2023 to June 30, 2024 were 1R = 0.0815A$ and 1A$ = 2.4489Kina.